UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended December 31, 2009

Check here if Amendment (  );	Amendment Number:
This Amendment (Check only one.):	( ) is a restatement.
					( ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Capital Investment Services of America, Inc.
Address:	700 N. Water Street
		Suite 325
		Milwaukee, Wisconsin  53202

13F File Number: 28-1931

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Robert W. Stroshine
Title:	Principal
Phone:	414-278-7744
Signature, Place, and Date of Signing:
Robert W. Stroshine  Milwaukee, Wisconsin  January 6, 2010

Report Type (Check only one.):
(X) 13F Holdings Report.
( ) 13F Notice.
( ) 13F Combination Report.

Form 13F Summary Page

Report Summary:

Form 13F Information Table Entry Total:	55

Form 13F Information Table Value Total:	$281,625

Number of Other Included Managers:	0

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange
Act of 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   com              002824100      269  4976.00 SH       SOLE                  4976.00
AFLAC INC                      com              001055102     8061 174296.21SH       SOLE                174296.21
ALBERTO-CULVER CO              com              013078100     8124 277375.00SH       SOLE                277375.00
AMETEK INC NEW                 com              031100100     5219 136486.00SH       SOLE                136486.00
ANSYS, INC.                    com              03662q105     8210 188901.00SH       SOLE                188901.00
APOLLO GROUP INC.              com              037604105     6879 113552.00SH       SOLE                113552.00
AT&T INC                       com              00206R102      643 22925.00 SH       SOLE                 22925.00
AUTOMATIC DATA PROCESSING      com              053015103     9596 224112.00SH       SOLE                224112.00
BECTON DICKINSON & CO COM      com              075887109      244  3100.00 SH       SOLE                  3100.00
BERKSHIRE HATHAWAY CL B        com              846702074      279    85.00 SH       SOLE                    85.00
BP AMOCO PLC ADR               com              055622104      268  4623.00 SH       SOLE                  4623.00
C.H. ROBINSON WORLDWIDE INC NE com              12541w209     6616 112645.00SH       SOLE                112645.00
CHATTEM INC                    com              162456107     5273 56515.00 SH       SOLE                 56515.00
CINTAS CORP                    com              172908105      202  7745.00 SH       SOLE                  7745.00
CISCO SYSTEMS INC              com              17275r102     8002 334259.00SH       SOLE                334259.00
COVANCE INC                    com              222816100     7104 130185.00SH       SOLE                130185.00
CROSSTEX ENERGY L P            com              22765u102       86 10000.00 SH       SOLE                 10000.00
DANAHER CORP DEL               com              235851102     9861 131126.13SH       SOLE                131126.13
ECOLAB INC                     com              278865100     8055 180695.00SH       SOLE                180695.00
ENTERPRISE PRODUCT L P         com              293792107      927 29515.51 SH       SOLE                 29515.51
EXPEDITORS INTL WASH INC       com              302130109     4922 141560.00SH       SOLE                141560.00
EXXON MOBIL CORP               com              30231g102      816 11964.00 SH       SOLE                 11964.00
FASTENAL CO                    com              311900104      377  9050.00 SH       SOLE                  9050.00
FISERV INC                     com              337738108    11313 233357.00SH       SOLE                233357.00
GENERAL ELECTRIC               com              369604103     1909 126154.00SH       SOLE                126154.00
GENERAL MILLS INC.             com              370334104      262  3700.00 SH       SOLE                  3700.00
GOOGLE INC                     com              38259p508     3828  6174.00 SH       SOLE                  6174.00
ILLINOIS TOOL WORKS INC        com              452308109     7992 166541.00SH       SOLE                166541.00
INTEL CORP                     com              458140100      263 12884.00 SH       SOLE                 12884.00
JOHNSON & JOHNSON              com              478160104     9547 148222.00SH       SOLE                148222.00
KINDER MORGAN ENERGY LTD PART  com              494550106      549  9000.00 SH       SOLE                  9000.00
LOWES COMPANIES INC.           com              548661107      215  9200.00 SH       SOLE                  9200.00
MARSHALL & ILSLEY CORPORATION  com              571837103     1695 310944.00SH       SOLE                310944.00
MEDTRONIC INC                  com              585055106     9231 209890.00SH       SOLE                209890.00
MICROSOFT CORP                 com              594918104    10002 328166.00SH       SOLE                328166.00
NORTHERN TRUST CORP            com              665859104     6489 123842.00SH       SOLE                123842.00
OMNICOM GROUP INC              com              681919106     8178 208885.00SH       SOLE                208885.00
ORACLE CORPORATION             com              68389x105     7140 291087.00SH       SOLE                291087.00
PATTERSON COMPANIES            com              703395103      377 13466.00 SH       SOLE                 13466.00
PAYCHEX INC                    com              704326107     9091 296691.00SH       SOLE                296691.00
PEPSICO INC                    com              713448108     6634 109118.00SH       SOLE                109118.00
PFIZER INC                     com              717081103      463 25427.00 SH       SOLE                 25427.00
PRIVATEBANCORP INC             com              742962103     2788 310845.00SH       SOLE                310845.00
PROCTER & GAMBLE CO            com              742718109     8441 139218.00SH       SOLE                139218.00
QUALCOMM INC.                  com              747525103     6449 139405.00SH       SOLE                139405.00
RESMED INC                     com              761152107     9139 174845.00SH       SOLE                174845.00
SCHLUMBERGER LTD               com              806857108     6733 103445.00SH       SOLE                103445.00
STARBUCKS CORP                 com              855244109     5227 226665.00SH       SOLE                226665.00
STERICYCLE INC                 com              858912108     7877 142768.00SH       SOLE                142768.00
STRATASYS INC                  com              862685104     5423 314552.00SH       SOLE                314552.00
STRYKER CORP                   com              863667101     5991 118940.00SH       SOLE                118940.00
SYSCO CORPORATION              com              871829107     2949 105533.00SH       SOLE                105533.00
TARGET CORP                    com              87612e106     7910 163530.00SH       SOLE                163530.00
WALGREEN COMPANY               com              931422109     9627 262162.00SH       SOLE                262162.00
WATERS CORP                    com              941848103     7862 126882.00SH       SOLE                126882.00